CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of the revaluation of property, plant and equipment of joint venture and associates	$ 99,415	$ 315,683
Tax effect of the revaluation of property, plant and equipment	$ 703,087	$ 2,837,650